LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

NOTE 4—LEASES

We are subject to two non-cancelable operating leases for office space expiring March 31, 2022. These leases do not have significant lease escalations, holidays, concessions, leasehold improvements, or other build-out clauses. Further, the leases do not contain contingent rent provisions. The leases do not include options to renew.

Because our lease does not provide an implicit rate, we use our incremental borrowing rate in determining the present value of the lease payments. The incremental borrowing rate represents an estimate of the interest rate we would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease. The weighted average discount rate as of December 31, 2021 was 4.5% and the weighted average remaining lease term is one year.

Under ASC 840, rent expense for office facilities for the year ended December 31, 2021 and December 31, 2020 was $66,459 and $66,307, respectively.

The components of our operating leases were as follows for the three and twelve months ended December 31, 2021:

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020
Operating lease costs	$19,116	$19,116
Variable lease cost	17,613	17,461
Short-term lease cost	29,730	29,730
Total	$66,459	$66,307

Supplemental balance sheet information consisted of the following at December 31, 2021:

Operating Lease
Right-of-use assets	$4,984

Operating Lease Liability	$5,654
Less: short term portion	(5,654)
Long term portion	$—

Maturity analysis under lease agreements consisted of the following as of December 31, 2021:

Operating
Leases
2022	$5,449
Total lease payments	5,449
Plus: interest	205
Present value of lease liabilities	$5,654